3. Basis of consolidation (Details 1) - BRL (R$) R$ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Current assets		R$ 36,304	R$ 33,016	R$ 31,486
Noncurrent assets		16,545	14,691	13,565
Total assets		52,849	47,707	45,051
Current liabilities		32,785	28,992	27,582
Noncurrent liabilities		6,125	5,674	5,052
Shareholders' equity		13,939	13,041	12,417	R$ 13,274
Total liabilities and shareholders' equity		52,849	47,707	45,051
Revenues		49,388	44,634	41,454
Operating income		2,144	1,571	797
Net income (loss) for the year		1,180	811	(1,145)
FIC
Disclosure of associates [line items]
Current assets		5,952	4,729
Noncurrent assets		59	69
Total assets		6,011	4,798
Current liabilities		5,279	4,194
Noncurrent liabilities		10	11
Shareholders' equity		722	593
Total liabilities and shareholders' equity		6,011	4,798
Revenues		969	988	1,118
Operating income		398	240	207
Net income (loss) for the year		218	139	136
Cnova N.V.
Disclosure of associates [line items]
Current assets	R$ 2,015	3,121	2,765
Noncurrent assets	1,041	1,270	796
Total assets	3,056	4,391	3,561
Current liabilities	2,982	5,057	3,957
Noncurrent liabilities	69	115	174
Shareholders' equity	5	(781)	(570)
Total liabilities and shareholders' equity	3,056	4,391	3,561
Revenues	5,509	9,370	7,337	6,879
Operating income	(123)	(78)	(111)	(155)
Net income (loss) for the year	R$ (156)	R$ (133)	R$ (406)	R$ (233)